Share Capital - Option Assumptions (Details)								2 Months Ended	12 Months Ended
	Oct. 02, 2023 Year shares $ / shares	May 12, 2023 shares Year $ / shares	Jan. 12, 2023 shares Year $ / shares	Jun. 01, 2022 shares Year $ / shares	Apr. 01, 2022 Year shares $ / shares	Mar. 23, 2022 Year shares $ / shares	Jan. 26, 2022 shares Year $ / shares	Mar. 06, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure of classes of share capital [line items]
Total options issued (in shares) | shares	60,152	26,815	1,691,964	208,115	1,091,000	702,257	600,000		1,778,931	1,691,000
Market price (in USD per share) | $ / shares	$ 3.09	$ 3.40	$ 4.03	$ 3.72	$ 5.84	$ 3.80	$ 5.45
Exercise price (in USD per share) | $ / shares	$ 3.09	$ 3.40	$ 4.03	$ 3.72	$ 5.84	$ 3.80	$ 5.45
Dividends yield	0.00%	0.00%	0.00%	0.00%	3.29%	0.00%	3.30%
Expected volatility	46.95%	55.47%	58.36%	52.22%	54.49%	45.43%	55.33%
Risk-free interest rate	4.64%	3.50%	3.67%	3.74%	2.24%	3.74%	1.22%
Expected life of warrants | Year	3	3.01	3	2.7	2.5	2.5	2.5
Vesting terms	2 years	2 years	2 years	2 years	1 year	2 years	2 years
Forecast
Disclosure of classes of share capital [line items]
Total options issued (in shares) | shares								2,525,561
One year
Disclosure of classes of share capital [line items]
Percentage of options vesting									50.00%
After one year
Disclosure of classes of share capital [line items]
Percentage of options vesting									50.00%